BUSINESS COMBINATIONS - Narrative (Details) - Galaxy Digital Holdings, LP - USD ($) $ in Thousands				12 Months Ended
	Feb. 28, 2025	Dec. 09, 2024	Jul. 18, 2024	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2025	Feb. 21, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Goodwill				$ 58,037	$ 44,257	$ 58,037		$ 24,645
Customer Relationships
Business Acquisition [Line Items]
Finite-lived intangible asset, useful life			5 years				3 years
Fierce Company
Business Acquisition [Line Items]
Business combination, consideration transferred		$ 12,500
Payments to acquire businesses, gross		3,000
Business combination, consideration transferred, equity interests issued and issuable		9,500
Business combination, contingent consideration, liability		1,200
Goodwill		8,588				$ 8,588
Business combination recognized identifiable assets acquired and liabilities assumed, deferred tax assets		3,300
Business acquisition, transaction costs		200
Fierce Company | Trade Names
Business Acquisition [Line Items]
Intangible assets		$ 400
CryptoManufaktur
Business Acquisition [Line Items]
Business combination, consideration transferred			$ 12,400
Business combination, contingent consideration, liability			5,500
Goodwill			5,193
Business acquisition, transaction costs			500
Business combination, consideration transferred, equity interests issued and issuable (in shares)	76,573
Business acquisition, pro forma revenue				22,000	21,000
Business acquisition, pro forma net income (loss)				$ 2,000	$ 1,000
CryptoManufaktur | Customer Relationships
Business Acquisition [Line Items]
Intangible assets			$ 7,200